Variable Interest Entities (VIEs) - Summary of Sale and Leaseback Arrangements (Detail) $ in Millions	6 Months Ended
Jun. 30, 2018 USD ($)
West Taurus [Member]
Variable Interest Entity [Line Items]
Sale value	$ 850
First repurchase option	418
Last repurchase option	149
SFL Hercules Limited [Member]
Variable Interest Entity [Line Items]
Sale value	850
First repurchase option	580
Last repurchase option	135
SFL Linus Limited [Member]
Variable Interest Entity [Line Items]
Sale value	600
First repurchase option	370
Last repurchase option	$ 170